Consolidated Balance sheets - USD ($)	Sep. 30, 2024	Sep. 30, 2023
CURRENT ASSETS
Cash	$ 18,372	$ 399,050
Restricted cash	24,649
Accounts receivable, net	176,607	233,481
Prepaid expenses and other current assets	122,676	140,696
Total current assets	342,304	773,227
NON-CURRENT ASSETS
Property and equipment, net	3,948	11,696
Deferred offering costs	478,108	117,215
Operating lease right-of-use assets	123,170	85,662
Other non-current assets	10,608	27,558
Total non-current assets	615,834	242,131
TOTAL ASSETS	958,138	1,015,358
CURRENT LIABILITIES
Short-term bank loan	323,472	311,129
Accounts payable	31,350	52,448
Contract liabilities	215,768	166,628
Operating lease liabilities - current	42,277	85,082
Payroll payable	1,869,436	1,465,220
Accrued expenses and other current liabilities	40,299	21,192
Total current liabilities	3,589,721	2,376,535
Operating lease liabilities - non-current	82,674	363
Total non-current liabilities	82,674	363
TOTAL LIABILITIES	3,672,395	2,376,898
COMMITMENTS AND CONTINGENCIES
SHAREHOLDERS’ DEFICIT
Share subscription receivables	(3,125)	(3,125)
Additional paid-in capital	12,154,929	12,154,929
Accumulated deficit	(15,419,765)	(14,139,104)
Accumulated other comprehensive income	550,579	622,635
Total shareholders’ deficit	(2,714,257)	(1,361,540)
TOTAL LIABILITIES AND SHAREHOLDERS’ DEFICIT	958,138	1,015,358
Common Class A [Member]
SHAREHOLDERS’ DEFICIT
Ordinary shares, value	2,230	2,230
Common Class B [Member]
SHAREHOLDERS’ DEFICIT
Ordinary shares, value	895	895
Related Party [Member]
CURRENT LIABILITIES
Amount due to related parties	$ 1,067,119	$ 274,836